Schedule of Intangible Assets (Details) - USD ($)	Jan. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
License	$ 495,000	$ 495,000	$ 495,000
Accumulated amortization	(151,412)	(116,471)	(46,588)
Total	$ 343,588	$ 378,529	$ 448,412